AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 99.3%
Communication Services - 5.8%
Alphabet, Inc., Class A (United States)	3,048	$1,030,224
Charter Communications, Inc., Class A (United States)*	2,978	613,825

Total Communication Services		1,644,049
Consumer Discretionary - 14.8%
Amadeus IT Group, S.A. (Spain)	15,802	1,059,472
Amazon.com, Inc. (United States)*	8,097	1,937,612
Compass Group PLC (United Kingdom)	18,266	547,714
Hyatt Hotels Corp., Class A (United States)	4,312	674,267

Total Consumer Discretionary		4,219,065
Consumer Staples - 9.0%
Diageo PLC (United Kingdom)	48,848	1,124,007
The Magnum Ice Cream Co., N.V. (Netherlands)*	4,821	85,684
Unilever PLC (United Kingdom)	20,094	1,367,922

Total Consumer Staples		2,577,613
Financials - 14.0%
Aon PLC, Class A (United Kingdom)	3,571	1,248,565
Intercontinental Exchange, Inc. (United States)	4,865	845,440
London Stock Exchange Group PLC (United Kingdom)	10,441	1,164,611
Mastercard, Inc., Class A (United States)	1,366	735,987

Total Financials		3,994,603
Health Care - 19.5%
Becton Dickinson & Co. (United States)	5,967	1,214,165
Bio-Rad Laboratories, Inc., Class A (United States)*	138	40,531
Elevance Health, Inc. (United States)	1,965	679,379
Thermo Fisher Scientific, Inc. (United States)	2,034	1,176,893
UnitedHealth Group, Inc. (United States)	3,955	1,134,808
Waters Corp. (United States)*	2,155	798,902
	Shares	Value

Zoetis, Inc. (United States)	4,098	$511,512

Total Health Care		5,556,190
Industrials - 20.1%
Airbus SE (France)	5,102	1,168,102
Canadian Pacific Kansas City, Ltd. (Canada)	15,855	1,178,661
Safran, S.A. (France)	3,802	1,358,422
TransDigm Group, Inc. (United States)	466	665,234
Vinci, S.A. (France)	9,359	1,345,681

Total Industrials		5,716,100
Information Technology - 16.1%
ASML Holding, N.V. (Netherlands)	464	665,332
Dassault Systemes SE (France)	25,821	710,202
Microsoft Corp. (United States)	3,848	1,655,756
Salesforce, Inc. (United States)	4,937	1,048,076
SAP SE (Germany)	2,492	497,823

Total Information Technology		4,577,189

Total Common Stocks (Cost $26,261,307)		28,284,809
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%[1]	82,374	82,374
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%[1]	123,560	123,560

Total Short-Term Investments (Cost $205,934)		205,934
Total Investments - 100.0% (Cost $26,467,241)		28,490,743
Other Assets, less Liabilities - 0.0%#		9,311
Net Assets - 100.0%		$28,500,054

*	Non-income producing security.
#	Less than 0.05%.
[1]	Yield shown represents the January 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,843,895	$3,872,205	—	$5,716,100
Health Care	5,556,190	—	—	5,556,190
Information Technology	2,703,832	1,873,357	—	4,577,189
Consumer Discretionary	2,611,879	1,607,186	—	4,219,065
Financials	2,829,992	1,164,611	—	3,994,603
Consumer Staples	85,684	2,491,929	—	2,577,613
Communication Services	1,644,049	—	—	1,644,049
Short-Term Investments
Other Investment Companies	205,934	—	—	205,934
Total Investments in Securities	$17,481,455	$11,009,288	—	$28,490,743

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2026, was as follows:
Country	% of Long-Term Investments
Canada	4.2
France	16.2
Germany	1.8
Netherlands	2.6
Spain	3.7
United Kingdom	19.3
United States	52.2
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.